Expense Example - Investor A, C, Institutional and Class R - BlackRock Low Duration Bond Portfolio	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 292
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,149
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,594
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	575
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,313